Distribution of Income from Operations, including Restructuring and Other Items, by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Segment Reporting Information [Line Items]
Income from operations	$ 66,673	$ 42,998
Ireland
Segment Reporting Information [Line Items]
Income from operations	47,566	28,134
Rest Of Europe
Segment Reporting Information [Line Items]
Income from operations	6,785	6,401
United States
Segment Reporting Information [Line Items]
Income from operations	9,854	6,694
Rest of World
Segment Reporting Information [Line Items]
Income from operations	$ 2,468	$ 1,769